Securities Act File No. 33-79858
Investment Company Act of 1940 File No. 811-8544

SECURITIES AND EXCHANGE
COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT
OF 1933	/X/

Post-Effective Amendment No. 26	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	/X/

Amendment No. 27	/X/

UAM FUNDS TRUST
(Exact Name of Registrant as specified in Charter)

c/o United Asset Management Corporation
One International Place
Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Registrant's Telephone Number (617) 330-8900

Michael E. DeFao, Secretary
UAM Fund Services, Inc.
211 Congress Street
Boston, Massachusetts 02110
(Name and Address of Agent for Service)

COPY TO:
Audrey C. Talley, Esq.
Drinker Biddle & Reath LLP
Philadelphia National Bank Building
1345 Chestnut Street
Philadelphia, PA  19107-3469

It is proposed that this filing become effective (check
appropriate box):
[	]	Immediately upon filing pursuant to Paragraph (b)
[X]	on February 16, 1999 pursuant to Paragraph (b)
[	]	60 days after filing pursuant to paragraph (a) (1)
[	]	on (date) pursuant to paragraph (a) (1)
[	]	75 days after filing pursuant to Paragraph (a) (2)
[	]	on (date) pursuant to Paragraph (a) (2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

PART A
UAM FUNDS TRUST

The following prospectuses are hereby incorporated by reference into this Post-Effective Amendment No. 26 from Post-Effective Amendment No.
25 filed on November 17, 1998.

Dwight Capital Preservation Portfolio Institutional Class Shares
Dwight Capital Preservation Portfolio Institutional Service Class Shares




The following Prospectuses are contained in Post-Effective Amendment No. 24 filed July 10, 1998:

* BHM&S Total Return Bond Portfolio Institutional Class Shares
* BHM&S Total Return Bond Portfolio Institutional Service Class
Shares
* Chicago Asset Management Intermediate Bond Portfolio Institutional
Class Shares
* Chicago Asset Management Value/Contrarian Portfolio Institutional
Class Shares
* FPA Crescent Portfolio Institutional Class Share
* FPA Crescent Portfolio Institutional Service Class Shares
* Hanson Equity Portfolio Institutional Class Shares
* Jacobs International Octagon Portfolio Institutional Class Shares
* MJI International Equity Portfolio Institutional Class Shares
* MJI International Equity Portfolio Institutional Service Class Shares
* TJ Core Equity Portfolio Institutional Service Class Shares

The following Prospectuses are contained in Post-Effective Amendment No. 23 filed July 2, 1998:

* Clipper Focus Portfolio Institutional Class Shares
* Clipper Focus Portfolio Institutional Service Class Shares

The following Prospectus is contained in Post-Effective Amendment No. 22 filed June 24, 1998:

* PR Mid Cap Growth Portfolio Institutional Class Shares

The following Prospectuses are contained in Post-Effective Amendment No. 21 filed June 19, 1998:

* Heitman Real Estate Portfolio Institutional Class Shares
* Heitman Real Estate Portfolio Advisor Class Shares

The following Prospectus is contained in Post-Effective Amendment No. 18 filed January 23, 1998:

* Cambiar Opportunity Portfolio Institutional Class Shares



PART B
UAM FUNDS TRUST

The Statement of Additional Information of Dwight Capital Preservation Portfolio is hereby incorporated by reference into this Post-Effective Amendment No. 26 from Post-Effective Amendment No. 25 filed on
November 17, 1998.

The following Statements of Additional Information are contained in Post-Effective Amendment No. 24 filed on July 10, 1998:

* BHM&S Total Return Bond Portfolio Institutional Class Shares and Institutional Service Class Shares
* Chicago Asset Management Intermediate Bond Portfolio Institutional Class Shares and Chicago Asset Management Value/Contrarian
Portfolio Institutional Class Shares
* FPA Crescent Portfolio Institutional Class Share and Institutional Service Class Shares
* Hanson Equity Portfolio Institutional Class Shares
* Jacobs International Octagon Portfolio Institutional Class Shares
* MJI International Equity Portfolio Institutional Class Shares and Institutional Service Class Shares
* TJ Core Equity Portfolio Institutional Service Class Shares

The following Statement of Additional Information is contained in Post-Effective Amendment No. 23 filed July 2, 1998:

* Clipper Focus Portfolio Institutional Class Shares and Institutional Service Class Shares

The following Statement of Additional Information is contained in Post-Effective Amendment No. 22 filed June 24, 1998:

* PR Mid Cap Growth Portfolio Institutional Class Shares

The following Statement of Additional Information is contained in Post-Effective Amendment No. 21 filed June 19, 1998:

* Heitman Real Estate Portfolio Institutional Class Shares and Advisor Class Shares

The following Statement of Additional Information is contained in Post-Effective Amendment No. 18 filed January 23, 1998:

* Cambiar Opportunity Portfolio Institutional Class Shares


PART C
UAM FUNDS TRUST

Part C of the registrant's registration statement is hereby incorporated by reference into this Post-Effective Amendment No. 26 from Post-Effective Amendment No. 25 filed on November 17, 1998.


Pursuant to the requirements of the Securities Act and the Investment
Company Act, the regisrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 1st day of February, 1999.

UAM FUNDS, INC.


_______________________
Michael E. DeFao
Secretary

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on this 1st day of February, 1999.

		*
___________________________
Norton H. Reamer, Chairman and
President

		*
___________________________
John T. Bennett, Jr., Director

		*
___________________________
Nancy J. Dunn, Director

		*
___________________________
Philip D. English, Director

		*
___________________________
William A. Humenuk, Director

		*
___________________________
James P. Pappas, Director

		*
___________________________
Peter M. Whitman, Jr., Director


____________________________
Gary L. French, Treasurer


____________________________
* Michael E. DeFao
(Attorney-in-Fact)


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